Shareholders' Equity - Additional Information (Detail) $ / shares in Units, shares in Thousands, $ in Thousands			12 Months Ended
	May 24, 2016	May 02, 2016 USD ($)	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2016 $ / shares shares
Equity, Class of Treasury Stock [Line Items]
Shares repurchased, aggregate cost | $			$ 21,760	$ 8,240
Reverse Stock Split Ratio	0.1
Common stock, shares authorized			5,000,000		5,000,000
Common stock, par value (in dollars per share) | $ / shares			$ 0.01		$ 0.01
Common stock, shares issued			23,277		22,551
Common stock, shares outstanding			21,121		21,184
Quantum Pacific Gibraltar Limited
Equity, Class of Treasury Stock [Line Items]
Percentage of common shares issued compared to outstanding					70.80%
Share Repurchase Program 2014
Equity, Class of Treasury Stock [Line Items]
Shares repurchased (in shares)			700
Shares repurchased, aggregate cost | $			$ 30,000
Cancellation of treasury shares | $		$ 30,000
Share Repurchase Program 2014 | Maximum
Equity, Class of Treasury Stock [Line Items]
Common stock, shares authorized to be repurchased				800
Common stock, value authorized to be repurchased | $				$ 30,000